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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10355

Bessemer Funds Trust

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY	10111
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/2004

Date of reporting period: 10/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

BESSEMER SAND HILL

INVESTORS FUND II

Annual Report

October 31, 2004

INVESTMENT ADVISER

BESSEMER SAND HILL INVESTORS FUND II

INVESTMENT ADVISER’S REPORT

The total return of Bessemer Sand Fund Investors Fund II (the “Fund”) for the fiscal year ended October 31, 2004 was -2.27%. In comparison, the Lipper Science and Technology Index’s return was -3.08% for the same period.1 Since its inception in May 2001, the Fund’s annualized return was -5.59%, versus -11.79% for the Lipper Science and Technology Index.2

During the past fiscal year, many of the Fund’s strongest performing stocks were in the healthcare segment. Positive returns were generated by several holdings in the device and instrument sector, as well as by new investments in biotech and drug discovery companies. In the technology segment of the Fund, a sharp correction during July and August detracted from portfolio returns.

As of October 31, 2004, approximately 66% of the Fund’s portfolio was invested in electronic technology stocks, 19% in life science stocks, and the remainder in U.S. government agency securities.2

On a personal level, I am pleased to have joined Bessemer Investment Management LLC, adviser to the Fund, as its chief investment officer. We thank for your continued support, and we encourage you to contact us with any questions or comments

Sincerely,

Marc D. Stern

Chief Investment Officer

Bessemer Investment Management LLC

The performance data quoted represent past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s interests, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

[1]	The Lipper Science and Technology Index is the composite performance of the 30 largest science and technology mutual funds, as categorized by Lipper Analytical Services, Inc. Investments cannot be made directly in an index. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account fees or taxes.

[2]	The composition of the Fund’s portfolio is subject to change.

BESSEMER SAND HILL INVESTORS FUND II

INVESTMENT ADVISER’S REPORT

(Concluded)

PORTFOLIO DIVERSIFICATION BY INDUSTRY

Bessemer Sand Hill Investors Fund II
10/31/04
Industry:
Biotechnology & Drugs	18.9%
Business & Information Services	7.7
Communication Networking	9.2
Other Technology	11.2
Semiconductor	23.8
Software	13.9

Total investments	84.7
Other assets and liabilities, net*	15.3

100.0%

*	Includes cash and equivalents (including government agencies), pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

BESSEMER SAND HILL INVESTORS FUND II

PORTFOLIO OF INVESTMENTS

October 31, 2004

Shares	Security Description	Value
COMMON STOCKS—84.7%
	BIOTECHNOLOGY & DRUGS—18.9%
272,200	Affymetrix, Inc. (b)	$8,302,100
193,800	ArthroCare Corp. (b)	5,970,978
124,434	Corgentech, Inc. (b)	2,372,956
116,700	Exelixis, Inc. (b)	1,038,630
257,200	Illumina, Inc. (b)	1,658,940
212,700	Inhibitex, Inc.	1,488,900
237,500	Molecular Devices Corp. (b)	4,753,563
183,300	Nektar Therapeutics (b)	2,641,353
90,600	Pharmion Corp. (b)	4,163,070
204,200	Vertex Pharmaceuticals, Inc. (b)	2,221,696

		34,612,186

	BUSINESS & INFORMATION SERVICES—7.7%
634,400	BEA Systems, Inc. (b)	5,151,328
166,100	Intuit, Inc. (b)	7,534,296
70,000	Salesforce.com, Inc. (b)	1,422,400

		14,108,024

	COMMUNICATIONS & NETWORKING—9.2%
543,300	3Com Corp. (b)	2,249,262
128,973	EMC Corp. (b)	1,659,883
679,700	JDS Uniphase Corp. (b)	2,154,649
391,836	Juniper Networks, Inc. (b)	10,426,755
48,900	McData Corp.—Class B (b)	293,889

		16,784,438

	OTHER TECHNOLOGY—11.2%
660,900	CNET Networks, Inc. (b)	5,399,553
416,000	Yahoo!, Inc. (b)	15,055,040

		20,454,593

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

PORTFOLIO OF INVESTMENTS

October 31, 2004

Shares/ Principal Amount	Security Description	Value
COMMON STOCKS—Continued
	SEMICONDUCTOR—23.8%
315,827	Atheros Communications, Inc. (b)	$3,789,924
394,200	FormFactor, Inc. (b)	9,243,990
186,200	Linear Technology Corp.	7,053,256
325,350	Magma Design Automation, Inc. (b)	4,219,790
183,800	Maxim Integrated Products, Inc.	8,085,362
722,700	PMC-Sierra, Inc. (b)	7,414,902
1,358,300	Vitesse Semiconductor Corp. (b)	3,694,576

		43,501,800

	SOFTWARE—13.9%
425,500	Advent Software, Inc. (b)	8,875,930
404,300	Agile Software Corp. (b)	3,452,722
51,200	Electronic Arts, Inc. (b)	2,299,904
823,600	Siebel Systems, Inc. (b)	7,824,200
630,800	Vignette Corp. (b)	700,188
327,500	webMethods, Inc. (b)	2,269,575

		25,422,519

TOTAL COMMON STOCKS (Cost $145,921,106)		154,883,560

U.S. GOVERNMENT AGENCIES—12.0%
$12,000,000	Fannie Mae, 1.79%, 12/8/2004	11,977,949
10,000,000	Fannie Mae, 1.87%, 12/10/2004	9,979,948

TOTAL U.S. GOVERNMENT AGENCIES (Cost $21,957,897)		21,957,897

TOTAL INVESTMENTS (Cost $167,879,003) (a)—96.7%		176,841,457
OTHER ASSETS IN EXCESS OF LIABILITIES—3.3%		6,029,968

NET ASSETS—100.0%		$182,871,425

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

PORTFOLIO OF INVESTMENTS

October 31, 2004

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$32,828,266
Unrealized depreciation	(23,865,812)

Net unrealized appreciation	$8,962,454

(b)	Non-income producing security.

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets:
Investments, at value (cost of $167,879,003)	$176,841,457
Cash and equivalents	10,410,076
Accrued income receivable	18,776
Receivable for fund interests sold	1,077,000
Prepaid expenses	11,142

Total Assets	188,358,451

Liabilities:
Payable for fund interests repurchased	3,682,638
Payable for investments purchased	1,672,388
Payable to trustees	17,000
Accrued expenses	115,000

Total Liabilities	5,487,026

Net Assets	$182,871,425

Net assets consist of:
Paid-in capital	$181,578,677
Accumulated net realized loss on investments	(7,669,706)
Net unrealized appreciation on investments	8,962,454

Net Assets	$182,871,425

Net Asset Value, Maximum Offering Price and Redemption Proceeds per Interest	$8.18

Number of Interests Outstanding	22,354,406

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2004

Investment Income:
Interest	$273,557
Dividends	90,552

Total Income	364,109

Expenses:
Management	2,442,659
Legal	151,097
Trustees	82,000
Audit and Tax	32,300
Miscellaneous	30,395

Total expenses	2,738,451
Less fees waived:
Waiver of management fee (See NOTE 3A)	(407,108)

Net expenses	2,331,343

Net Investment Loss	(1,967,234)

Net Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(1,331,903)
Net change in unrealized appreciation/(depreciation) on investments	(1,237,705)

Net Realized and Unrealized Loss	(2,569,608)

Net Decrease in Net Assets Resulting from Operations	$(4,536,842)

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2004	Year Ended October 31, 2003
From Operations:
Net investment loss	$(1,967,234)	$(1,356,704)
Net realized loss on investments	(1,331,903)	(6,168,809)
Net change in unrealized appreciation/(depreciation) on investments	(1,237,705)	51,004,444

Net increase/(decrease) in net assets from operations	(4,536,842)	43,478,931

From Fund Interest Transactions:
Proceeds from sale of fund interests	63,762,100	42,166,750
Cost of fund interests repurchased	(9,271,344)	(3,381,250)

Net increase in net assets resulting from fund interest transactions	54,490,756	38,785,500

Net Increase in Net Assets	49,953,914	82,264,431

Net Assets:
Beginning of year	132,917,511	50,653,080

End of year	$182,871,425	$132,917,511

Accumulated net investment loss	$—	$—

Interest Transactions:
Issued	7,618,740	6,180,863
Repurchased	(1,146,298)	(521,492)

Net Increase in Interests	6,472,442	5,659,371

See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1.  ORGANIZATION

Bessemer Funds Trust (the “Trust”), a Delaware Business Trust, is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust’s Declaration of Trust authorizes the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests (“Interests”) and to establish and designate such Interests into one or more series of the Trust. At October 31, 2004, the Trust consisted of one series, Bessemer Sand Hill Investors Fund II (the “Fund”) which commenced operations on May 4, 2001. The Fund is an interval closed-end fund under Rule 23c-3 of the Act that will offer to repurchase a portion of its Interests on a quarterly basis. Bessemer Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Bessemer Trust Company, N.A., (“BTNA”), is the investment manager and investment adviser to the Fund. Glynn Capital Management LLC (the “Sub-Adviser”) serves as the investment sub-adviser.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments.  Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale price on the principal exchange on which they are traded, or in the

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Continued)

absence of any sale on the valuation date, at latest quoted bid price. Such bid prices shall be obtained from a reputable independent pricing service. If quotations are not readily available, then the security is valued using a method that the Board, or the Valuation Committee of the Board believes accurately reflects fair value.

Other securities (except securities for which current over-the-counter market quotations are readily available) will be valued at latest quoted bid price. Such bid prices shall be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or or based on averages of prices obtained from reputable independent pricing services.

Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

B.  Security Transactions and Related Investment Income.  Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Realized gains and losses on security transactions are calculated based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

C.  Distributions to Shareholders.  Dividends from net investment income and capital gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTE 3.  RELATED PARTY TRANSACTIONS

A.  Investment Management and Incentive Fees.  Pursuant to an investment advisory agreement, the Fund has retained the Manager to make

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Continued)

investment decisions. The investment management fee paid to the Manager for advisory services is computed and payable monthly and is equal to 0.125% (1.50% on an annualized basis) of the Fund’s net assets as of the preceeding month-end. The Manager pays the Sub-Adviser one-third of the management fee as long as the Sub-Adviser acts in that role for the Fund. For the year ended October 31, 2004, the Manager paid $814,101 to the Sub-Adviser. The Manager has agreed to voluntarily waive a portion of its investment management fee so as to maintain an effective annualized investment management fee rate of 1.25% to the Fund. Such waiver is voluntary and may be withdrawn at any time by the Manager. The Manager, however, does not have the ability to recapture any fees currently being waived at a later date. The waiver amount for the current period is disclosed on the Statement of Operations.

The Manager will also be entitled to receive an incentive fee (the “Incentive Fee”) which will be calculated at the end of each fiscal year and is equal to 15% of the net capital appreciation of the Fund. Net capital appreciation is the excess of the fair market value of the Fund’s net assets (including income, expenses (except for any accrued Incentive Fee) and realized and unrealized gains/losses) at the end of the fiscal year over the fair market value of the Fund’s net assets at the beginning of such fiscal year adjusted for current year’s subscriptions, repurchases and distributions. No Incentive Fee will be payable unless the fair market value of the Fund’s net assets exceeds the highest previous value (“High Water Mark”) as of any prior fiscal year, and any Incentive Fee will be calculated on only the amount of such excess. The Incentive Fee shall be payable as follows: (i) 90% to be paid within 30 days of Fund’s fiscal year-end and (ii) the balance within 30 days after the completion of the Fund’s audit for such fiscal year. The Manager intends to assign the Incentive Fee to the Sub-Adviser as long as the Sub-Adviser acts in that role for the Fund.

The Fund will accrue a monthly Incentive Fee payable equal to 15% of the monthly net capital appreciation in excess of the High Water Mark. Such liability will be reduced (but not below zero) by 15% of the net capital depreciation for any month. As of October 31, 2004, there was no accrued Incentive Fee payable.

B.  Administration and Transfer Agency.  The Manager is responsible for providing or securing certain administration and transfer agency services, including, but not limited to, records detailing the investors

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Continued)

in the Fund and the amount of their Interests. BTNA, a federally chartered bank and wholly-owned subsidiary of The Bessemer Group, Inc., serves as the Fund’s administrator and transfer agent. BTNA has entered into a sub-administration agreement with BISYS Fund Services Ohio, Inc. (the “Sub-Administrator”) to serve as sub-administrator to the Fund. BTNA will pay the Sub-Administrator an annual fee of 0.09% of the Fund’s net assets calculated and payable on a monthly basis. The Manager is solely responsible for paying BTNA any administration and transfer agent fees for such services.

C.  Trustee Fees.  Effective with the February 24, 2004 Board meeting, as approved on May 18, 2004, each Trustee who is not an “interested person” (as defined in the Act) of the Trust will receive a $10,000 annual retainer plus $1,500 per meeting attended ($1,000 for any special meetings, including audit committee meetings) and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings. The elected chairman of the Board receives an additional $2,500 annual fee and the elected chairman of the Audit Committee receives an additional $1,500 annual fee. Prior to the February 24, 2004 Board meeting, each Trustee who was not an “interested person” of the Trust received a $10,000 annual retainer plus $1,000 per meeting attended ($500 for any special meetings, including audit committee meetings). No additional fee was paid to the chairman of the Board. No additional fee was paid to the chairman of the Audit Committee.

D.  Custody Fees.  The Manager is responsible for securing custody services for the Fund. Bessemer Trust Company (“Bessemer”), a New Jersey state chartered bank having ownership similar to that of the Manager, serves as the Fund’s custodian. Bessemer is responsible for maintaining the books and records of the Funds’ securities and cash. The Manager is solely responsible for paying Bessemer any custody fees for such services.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2004, the Fund had purchases of investment securities (other than short-term investments) of $64,731,440 and proceeds from sales of $9,312,868.

NOTE 5.  SUBSCRIPTIONS AND REPURCHASE OFFERS

Interests in the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Continued)

4(2) of the Securities Act of 1933, as amended. All investments in the Fund are sold without a sales load. The Fund will accept subscriptions on the last business day of each month at the net asset value next determined after such orders are received by the Fund and accepted by the Manager.

In accordance with Rule 23-c3 of the Act, the Fund will offer to repurchase Interests (the “Repurchase Offer”) on a quarterly basis or on the last business day of every January, April, July and October. The repurchase price will typically be the net asset value per Interest on such date. Investors will be notified in writing about each Repurchase Offer, including the deadline for submitting such repurchase request. It is anticipated that such deadline will be the 18th day in each of the months of January, April, July and October.

The Board, in its sole discretion, will determine the number of Interests the Fund will offer to repurchase (the “Repurchase Amount”). Such Repurchase Amount will be at least 5% and no more than 25% of the total number of Interests outstanding. If the Fund receives Repurchase Offer requests from investors which exceed the Repurchase Amount, the Fund may repurchase additional Interests of up to 2.0% of the outstanding Interests (the “Additional Amount”). If the Fund determines not to repurchase more than the Repurchase Amount or if the Fund receives Repurchase Offer requests in excess of the Repurchase Amount plus the Additional Amount, the Fund will repurchase the Interests on a pro-rata basis. The Fund may, however, first accept all Interests tendered by investors who own less than 100 Interests and who tendered all their Interests before repurchasing all other Interests on a pro-rata basis.

The Repurchase Offer policies have been adopted by the Board as fundamental policies of the Fund and may not be changed without the vote of the holders of a majority of the Fund’s Interests. For the year ended October 31, 2004, the Fund had total subscriptions of $63,762,100 and repurchases of $9,271,344.

NOTE 6.  FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in sub chapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all federal income taxes.

BESSEMER SAND HILL INVESTORS FUND II

NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Continued)

As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Net Realized Losses	$(7,670)
Unrealized Appreciation	8,962

Total Accumulated Earnings	$1,292

At October 31, 2004, the Fund had $7,669,706 capital loss carryforwards for federal income tax purposes. Of this amount, $20,354 will expire in 2009, $148,640 will expire in 2010, $6,168,809 will expire in 2011 and $1,331,903 will expire in 2012. The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and this will reduce the amount of the distributions to investors which would otherwise be necessary to relieve the Fund of any liability for federal income taxes.

BESSEMER SAND HILL INVESTORS FUND II

FINANCIAL HIGHLIGHTS

(For an Interest Outstanding Throughout Each Period)

	For the Year Ended October 31, 2004		For the Year Ended October 31, 2003		For the Year Ended October 31, 2002		For the Period Ended October 31, 2001 (a)
Net asset value, beginning of period	$8.37		$4.96		$8.21		$10.00

Investment Operations:
Net investment loss	(0.09)		(0.09)		(0.10)		(0.04)
Net realized and unrealized gains/(losses) on investments	(0.10)		3.50		(3.15)		(1.75)

Total from investment operations	(0.19)		3.41		(3.25)		(1.79)

Net asset value, end of period	$8.18		$8.37		$4.96		$8.21

Total Return	(2.27%	)	68.75%		(39.59%	)	(17.90%	)(c)
Annualized Ratios/Supplementary Data:
Net assets at end of period (000)	$182,871		$132,918		$50,653		$55,306
Ratio of expenses to average net assets	1.40%		1.82%		1.89%		1.75%	(b)
Ratio of net investment loss to average net assets	(1.18%	)	(1.66%	)	(1.52%	)	(1.30%	)(b)
Ratio of expenses to average net assets*	1.64%		1.95%		(d	)	(d	)
Ratio of net investment loss to average net assets*	(1.42%	)	(1.79%	)	(d	)	(d	)
Portfolio turnover rate	7.00%		15.55%		2.78%		0.02%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a)	Period from May 4, 2001 (commencement of operations) to October 31, 2001.
(b)	Annualized.
(c)	Not annualized.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

Bessemer Funds Trust

We have audited the accompanying statement of assets and liabilities of Bessemer Sand Hill Investors Fund II (the one portfolio constituting the Bessemer Funds Trust—the “Trust”), including the portfolio of investments, as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bessemer Sand Hill Investors Fund II of Bessemer Funds Trust as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

December 23, 2004

TRUSTEES AND OFFICERS OF

BESSEMER FUNDS TRUST

Interested Trustees and Officers. The table below sets forth certain information about each of the Trusts’ Interested Trustees, as well as its Executive Officers.

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships[1] Held by Trustee
John R. Whitmore 630 Fifth Avenue New York, NY 10111 Age: 71	Trustee	Indefinite; 4 Years	Financial Advisor (2003 to date); Consultant to Bessemer Trust Company, N.A. (1999-2002); President, CEO and Director of The Bessemer Group, Incorporated and its subsidiaries (1975-1998).	6	7[2]

Marc D. Stern 630 Fifth Avenue New York, NY 10111 Age:	President	Indefinite; 1 Month	Senior Managing Director and Chief Investment Officer, The Bessemer Group, Incorporated and all bank subsidiaries (Since 2004)	N/A	N/A

Peter C. Artemiou 630 Fifth Avenue New York, NY 10111 Age: 41	Vice President; Assistant Treasurer	Indefinite; 4 Years	Senior Vice President and Controller Alternative Assets, The Bessemer Group, Incorporated and Bessemer Trust Company, N.A. (Since 2000); Assistant Vice President The Bessemer Group, Incorporated and all bank subsidiaries (1996-2000).	N/A	N/A

[1]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[2]	Mr. Whitmore serves as Chairman of the Board of Directors of ASB Capital Management, Inc., Chevy Chase Trust Company, Meadowbrook Equity Fund II, LLC, and Meadowbrook Equity Fund III, LLC. Mr. Whitmore also serves as Director of B.F. Saul Company, Chevy Chase Bank, and Saul Centers, Inc.

TRUSTEES AND OFFICERS OF

BESSEMER FUNDS TRUST

(Continued)

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships[1] Held by Trustee
Deborah J. Ferris 630 Fifth Avenue New York, NY 10111 Age: 59	Vice President; Assistant Secretary	Indefinite; 1 year	Senior Vice President & Compliance Officer, Bessemer Trust Company N.A. (Since May 2003); Vice President Morgan Stanley (2002-2003); Vice President and Compliance Officer, Van Kampen Investment, Inc. (2000-2002). Attorney in private practice (1999-2000).	N/A	N/A

Don J. Andrews 630 Fifth Avenue New York, NY 10111 Age: 46	Vice President	Indefinite; 2 years	Managing Director and Chief Compliance Officer, Bessemer Trust Company N.A. (Since October 2002); Chief Compliance Officer, Van Kampen Investments, Inc. (1999-2002); Deputy General Counsel, EVEREN Securities, Inc. (1993-1999).	N/A	N/A

Richard Murtagh 630 Fifth Avenue New York, NY 10111 Age: 43	Vice President; Assistant Treasurer	Indefinite; 4 Years	Principal & Controller, The Bessemer Group, Incorporated and all bank subsidiaries (Since 1997); Vice President and Assistant Controller, The Bessemer Group, Incorporated and all bank subsidiaries (1987-1997).	N/A	N/A

John G. MacDonald 630 Fifth Avenue New York, NY 10111 Age: 47	Treasurer; Chief Financial Officer	Indefinite; 4 Years	Managing Director, CFO and Treasurer, The Bessemer Group, Incorporated (Since 1996); Senior Vice President, The Bessemer Group, Incorporated (1987-1996).	N/A	N/A

[1]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

TRUSTEES AND OFFICERS OF

BESSEMER FUNDS TRUST

(Continued)

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships[1] Held by Trustee
Curtis Barnes 60 State Street Suite 1300 Boston, MA 02109 Age: 51	Secretary	Indefinite; 2 years	Vice President-Registration, Legal Services, BISYS Fund Services (Since 1995).	N/A	N/A

Independent Trustees. The following table sets forth certain information about the Trusts’ Independent Trustees.

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships[1] Held by Trustee
Eugene P. Beard 372 Danbury Road, 2nd Floor Wilton, CT 06897 Age: 68	Trustee	Indefinite; 4 Years	Vice Chairman-Finance & Operations, The Interpublic Group of Companies, Inc.	6	6[2]

Robert M. Kaufman, Esq. 1585 Broadway New York, NY 10036 Age: 74	Chairman of the Board; Trustee	Indefinite; 4 Years	Partner, Proskauer Rose LLP, Attorneys at Law.	6	2[3]

[1]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[2]	Mr. Beard serves as Director of BBH Fund, Inc., BBH Trust, BBH US Money Market Portfolio, BBH Common Settlement Fund, BBH Common Settlement Fund II and Mattel, Inc.
[3]	Mr. Kaufman serves as Director of Roytex, Inc. and The Loribro Corporation.

The Statement of Additional Information (“SAI) includes additional information about the Trust’s trustees and officers. To obtain a copy of the SAI, without charge, call (800) 607-2200.

The Trust’s proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities, are available upon request, without charge, by calling (800) 607-2200.

TRUSTEES AND OFFICERS OF

BESSEMER FUNDS TRUST

(Concluded)

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust provides a complete list of the Fund’s holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semi-annual and annual reports to interest holders. For the first and third quarters, the Trust files the lists with the SEC on Form N-Q. Interest holders can look up the Trust’s Form N-Q on the SEC’s website at http://www.sec.gov.

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Administrator and Transfer Agent:

Bessemer Trust Company, N.A.

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Custodian: Bessemer Trust Company 100 Woodbridge Center Drive Woodbridge, NJ 07095 Independent Registered Public Accounting Firm: Deloitte & Touche LLP Two World Financial Center New York, NY 10281

(12/04)

The securities offered hereby are not deposits or other obligations of Bessemer Trust Company, N.A. or any other bank, are not guaranteed by Bessemer Trust Company, N.A. or any other bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency, are restricted as to transfer, and involve investment risks, including possible loss of principal invested.

Investors should rely on information contained in the Private Placement Memorandum. No person has been authorized to make any representation, or give any information with respect to the interests, except the information contained in the Private Placement Memorandum.

The information is this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Eugene P. Beard, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2004–$25,000

2003–$25,000

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004–$6,250

2003–$6,250

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval:

(a) Audit Services

Before an auditor is engaged by the Funds to render audit services, the Audit Committee shall review and approve the engagement. (See also “Delegation” below.)

(b) Permissible Non-Audit Services

The Audit Committee shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Funds employ their auditor to render “permissible non-audit services” to the Funds. (A “permissible non-audit service” is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation.) The Audit Committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an “Adviser-affiliated service provider”), employ the Funds’ Auditors to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Audit Committee shall consider whether the provision of such services does not impact the Auditors’ independence. (See also “Delegation” below.)

Pre-approval by the Audit Committee of non-audit services is not required so long as:

(1)	(A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

(B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Audit Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

(2)	such services under (1) above were not recognized by the Funds at the time of the engagement to be non-audit services and

(3)	such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its Delegate(s) (as defined below) prior to the completion of the audit.

(c) Delegation

The Audit Committee may delegate to one or more of its members (“Delegates”) authority to pre-approve the auditor’s provision of audit services or permissible non-audit services to the Funds, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. The Audit Committee may delegate pre-approval of audit services by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and such policies do not include the delegation to the Adviser, BISYS or other service providers of the Audit Committee’s responsibilities under the Securities Exchange Act of 1934 or applicable rules or listing requirements. Any pre-approval determination made by a Delegate shall be presented to the full Audit Committee at its next meeting. The Audit Committee shall communicate any pre-approval made by it or a Delegate to BISYS, who will ensure that the appropriate disclosure is made in the Funds’ periodic reports and other documents as required under the federal securities laws.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

100% of non-audit services to the Fund were pre-approved.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2004–$235,000

2003–$520,000

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

All non-audit services provided to the investment adviser or affiliates were pre-approved (only non-audit service was the due diligence study for a new trust system provider).

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Bessemer Funds Trust

Proxy Voting Policy

It is the policy of the Board of Trustees of Bessemer Funds Trust (the “Board”) to delegate the responsibility for voting proxies relating to portfolio securities to each investment adviser as a part of the adviser’s general management of the portfolio, subject to the Board’s continuing oversight.1 The following are the guidelines adopted by the Board for the administration of this policy:

Fiduciary Duty

Each adviser to whom authority to vote on behalf of the Bessemer Funds Trust (the “Trust”) is delegated acts as a fiduciary of the Trust and must vote proxies in a manner consistent with the best interest of the Trust and its shareholders.

Review of Policies & Procedures

Each adviser must present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. The Board shall review the policies, procedures and other guidelines presented by each adviser to determine that they meet the requirements of this policy.

Voting Record Reporting

Each adviser must include in its Board presentation materials once each year a record of each proxy voted with respect to portfolio securities of the Trust during the year. The report must include a separate report of proxies with respect to which the adviser or its affiliates have such a relationship that proxies presented with respect to those companies give rise to a conflict of interest between the adviser and the Trust indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Subadvisers

The adviser may, but is not required to further delegate the responsibility for voting proxies relating to portfolio securities to a sub-adviser retained to provide investment advisory services to portfolios of the Trust. If such responsibility is delegated to a sub-adviser, the sub-adviser shall assume the reporting responsibilities of the adviser under these policy guidelines.

Record Retention

Each adviser will maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940 and the rules promulgated thereunder.

Revocation

The delegation of authority by the Board to vote proxies relating to portfolio securities of the Trust is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

BESSEMER INVESTMENT MANAGEMENT LLC

Proxy Voting Policy Guidelines

Restated as of November 18, 2003

As part of the investment decision process, Bessemer considers the strength and quality of company management, and Bessemer generally invests in companies where it feels management is strong. Accordingly, it is Bessemer’s presumption that management generally will be supported unless there are compelling shareholder-related reasons to vote against their recommendations. Therefore, Bessemer generally will vote proxies in accordance with the following guidelines, provided that Bessemer reserves the right to vote in a different manner in any instance if Bessemer believes it to be in the best interest of shareholders. Bessemer has contracted with Institutional Shareholder Services (“ISS”), a professional proxy voting and corporate governance service, to provide research on proxy issues and to vote proxies on Bessemer’s behalf.

1. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote FOR director nominees unless there are specific concerns adverse to shareholder interest.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

[1]	The advisers of the Trust are not affiliates. The delegation of authority to the advisers to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between the Trust’s other service provider and the Funds’ shareholders from the proxy voting process.

Independent Chairman (Separate Chairman/CEO)

Vote AGAINST shareholder proposals requiring that the positions of chairman and CEO be held separately.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold under ISS’ definition of independence.

Vote FOR shareholder proposals asking that a majority or more of directors on the board, audit, compensation, and/or nominating committees be independent, unless the committee composition already meets this standard.

2. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements if they are above 60%.

Cumulative Voting

Vote FOR proposals to eliminate cumulative voting. Vote AGAINST proposals to restore or permit cumulative voting.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

3. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

If the vote is in favor of the dissidents, vote FOR reimbursing proxy solicitation expenses. If the vote is against the dissidents, vote AGAINST reimbursing proxy solicitation expenses.

5. Capital Structure

Common Stock Authorization

Vote FOR proposals to increase the number of shares of common stock authorized for issuance unless ISS’s research and analysis indicate that the resulting authorized but unissued shares are excessive. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

6. Executive and Director Compensation

Votes with respect to compensation plans will be cast as recommended by ISS based on their research and analysis. ISS will value every award type granted by U.S. companies, using the expanded compensation data disclosed under the SEC’s rules. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. ISS will evaluate plans proposed by non-U.S. companies using the data available to analyze dilution issues and other plan terms, including plan administration.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options will be cast as recommended by ISS, based on the conclusions of their research and analysis, taking into consideration the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

Employee Stock Purchase and/or Stock Option Plans

Votes on employee stock purchase or stock option plans will be determined as follows:

Vote AGAINST employee stock purchase or stock option plans where any of the following apply:

•	Purchase price is less than 80% percent of fair market value

•	Offering period is 61 months or more, or

•	Potential voting power dilution (VPD) is ten percent or more.

Vote AGAINST any stock option plan in which the cost of the plan as determined by ISS is ten percent or more. All other employee stock purchase and stock option plans to be voted as recommended by ISS.

Shareholder Proposals on Compensation

Vote AGAINST shareholder proposals regarding executive and director pay, unless appropriate based on ISS’s research and analysis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. Vote AGAINST shareholder proposals requiring all stock option awards to be performance-based or requiring all stock options to be expensed, vote AGAINST shareholder proposals requiring companies to award stock options to lower ranking employees instead of granting such awards to executives only, and vote AGAINST shareholder proposals forbidding companies from awarding stock options to executives.

Vote in accordance with ISS’s recommendation on shareholder proposals requiring companies to draft reports detailing their executive retirement benefits or requiring shareholder approval of extraordinary pension benefits for senior executives under a company’s supplemental executive retirement plan. Vote AGAINST all other shareholder proposals regarding officer or director compensation.

Shareholder Proposals on Holding Periods

Vote AGAINST shareholder proposals requiring companies to require executives to hold all of the company stock purchased by the exercise of stock options for the entire time an executive is employed by the company. Vote on any shareholder proposals requiring a shorter holding period in accordance with ISS’s recommendation.

7. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Vote FOR shareholder proposals to redeem a company’s poison pill and vote AGAINST management proposals to ratify a poison pill.

8. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

9. Reincorporation Proposals

Proposals to change a company’s jurisdiction of incorporation will be evaluated by giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when recommended by company management.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity, and will be evaluated as to whether the proposal will enhance the economic value of the company. In general, vote AGAINST shareholder proposals unless recommended by company management.

11. Issues in Countries with Share Blocking

Share blocking (the practice in some countries of prohibiting a shareholder from selling its shares for a specified period once it has cast its vote on an upcoming proxy) imposes a significant burden on shareholders in terms of reduced liquidity. Even in countries that permit unblocking, a lengthy delay is involved before a shareholder can execute a desired sale of securities. As a result of the potential inability of to sell shares when needed, Bessemer will NOT VOTE proxies in companies located in countries that practice share blocking.

12. Other Issues

All other issues are voted in accordance with the presumption that Bessemer will vote FOR proposals recommended by management and AGAINST shareholder proposals unless recommended by management.

13. Conflicts of Interest

In those situations where Bessemer determines that there is a potential conflict of interest, Bessemer will either retain an independent fiduciary to vote the proxy or will refer the proxy to the governing board of the relevant investment company.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bessemer Funds Trust

By (Signature and Title)*	/s/ Marc D. Stern	Marc D. Stern, President

Date 12/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern	Marc D. Stern, President

Date 12/29/2004

By (Signature and Title)*	/s/ John G. MacDonald	John G. MacDonald, Treasurer

Date 12/29/2004

*	Print the name and title of each signing officer under his or her signature.